Operating Segments	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
OPERATING SEGMENTS

Note 24: - Operating Segments

a.	General

The operating segments are identified based on information that is reviewed by the chief operating decision makers (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Company is organized into operating segments based on the products and services of the business units and has two operating segments as follows:

Proprietary Products	Manufacturing, sales and distribution of plasma-derived protein therapeutics.

Distribution	Distribute imported drug products in Israel, which are manufactured by third parties.

Segment performance is evaluated based on revenues and gross profit in the financial statements.

The segment results reported to the CODM include items that are allocated directly to the segments and items that can be allocated on a reasonable basis. Items that were not allocated, mainly the Company’s corporate office, research and development costs, sales and marketing costs, general and administrative costs and financial costs (consisting of finance expenses and finance income and including fair value adjustments of financial instruments), are managed on a Company basis.

The segment liabilities do not include loans and financial liabilities as these liabilities are managed on a Company basis. The Company’s CODM does not regularly review asset information by segments and, therefore, the Company does not report asset or liability information by segment.

b.	Reporting on operating segments

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands
Year Ended December 31, 2024
Revenues	$141,447	$19,506	$160,953
Cost of revenues (1)	73,708	17,278	90,986
Gross profit	$67,739	$2,228	$69,967
Unallocated corporate expenses			(49,916)
Finance income, net			(6,717)
Income before taxes on income			$13,334

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
Year Ended December 31, 2023
Revenues	$115,458	$27,061	$142,519
Cost of revenues (1)	63,342	23,687	87,029
Gross profit	$52,116	$3,374	$55,490
Unallocated corporate expenses			(45,426)
Finance income, net			(1,635)
Income before taxes on income			$8,429

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousand
Year Ended December 31, 2022
Revenues	$102,598	$26,741	$129,339
Cost of revenues (1)	58,229	24,407	82,636
Gross profit	$44,369	$2,334	$46,703
Unallocated corporate expenses			(42,171)
Finance expense, net			(6,791)
Income before taxes on income			$(2,259)

(1)	For amortization expenses included in costs of revenues from proprietary products see Note 22(c); for inventory impairment, included mainly in costs of revenues from proprietary products see Note 8.